CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash Flows from Operating Activities:
Net Income (Loss) Attributable to Parent	$ (12,310)	$ (9,280)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	13	74
Share-based compensation	5,864	3,386
Change in fair value of contingent consideration	(52,000)	(52,240)
Intangibles impairment charge	27,764	31,700
Changes in operating assets and liabilities:
Accounts receivable (net)	21,012	(1,107)
Other receivables	(10,816)	0
Prepaid expenses and other current assets	17,949	(23,665)
Long term prepaid expenses	7,192	0
Unrealized loss on marketable securities	(235)	0
Other assets	123	0
Accounts payable	(2,339)	807
Accrued expenses and other liabilities	21,497	(4,453)
Deferred revenue	(1,500)	(1,500)
Net cash provided by (used in) operating activities	22,214	(56,278)
Cash Flows from Investing Activities:
Purchase of marketable securities	(113,763)	0
Disposal (purchase) of equipment	30	(4)
Net cash used in investing activities	(113,733)	(4)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock under ATM Offering, net of issuance costs	0	174,961
Proceeds from exercises of stock options	0	42
Proceeds from exercises of common stock warrants	0	1,126
Net cash provided by financing activities	0	176,129
Net (decrease) increase in cash, cash equivalents and restricted cash	(91,519)	119,847
Cash, cash equivalents and restricted cash - beginning of period	162,656	55,409
Cash, cash equivalents and restricted cash - end of period	71,137	175,256
Supplemental cash flow disclosure:
Cash paid for amounts included in the measurement of lease liabilities	$ 127	$ 131